Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule Of Reverse Recapitalization
The following table reconciles the elements of the Business Combination and the PIPE investment to the Condensed Consolidated Statements of Cash Flows and the Condensed Consolidated Statements of Stockholders’ Equity (Deficit) for the year ended December 31, 2021:

in millions	Recapitalization
Cash in trust, net of redemptions	$37.7
Cash — PIPE	550.0
Less: Cash used for repurchase of common stock	(95.0)
Less: transaction costs and advisory fees	(42.4)

Net cash received from the Business Combination and PIPE investment	$450.3
Net assets acquired from the Business Combination	3.6

Total	$453.9

The number of shares of common stock issued immediately following the consummation of the Business Combination and the PIPE Investment:

Number of Shares
Class A common stock outstanding prior to Business Combination	23,000,000
Less: Redemption of RTPZ Class A common stock	(19,261,380)

Class A common stock of RTPZ	3,738,620
RTPZ Founder shares — Class B	5,750,000
PIPE Shares	55,000,000

Business Combination and PIPE shares which converted to Hippo common stock	64,488,620
Old Hippo shares, net of repurchase (1)	495,242,606

Total shares of common stock outstanding immediately after Business Combination and PIPE investment	559,731,226

(1)
The number of Old Hippo shares was determined based on Old Hippo common stock outstanding immediately prior to the closing of the Business Combination multiplied by the Exchange Ratio of 6.95433 adjusted for buyback of 9,500,000 shares of common stock. For further details, refer to Note 17, Stockholders’ Equity.